Lease liability (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of changes in lease liabilities

	Lessors in Brazil	Lessors abroad	Total
Balance at December 31, 2023	6,792	27,007	33,799
Remeasurement / new contracts	1,589	8,128	9,717
Payment of principal and interest (1)	(2,649)	(5,192)	(7,841)
Interest expenses	529	1,765	2,294
Foreign exchange losses	716	6,986	7,702
Translation adjustment	(1,493)	(7,068)	(8,561)
Transfers	−	39	39
Balance at December 31, 2024	5,484	31,665	37,149
Current			8,542
Non-current			28,607

	Lessors in Brazil	Lessors abroad	Total
Balance at December 31, 2022	6,020	17,825	23,845
Remeasurement / new contracts	2,276	12,094	14,370
Payment of principal and interest (1)	(2,273)	(3,999)	(6,272)
Interest expenses	519	1,290	1,809
Foreign exchange losses	(223)	(1,635)	(1,858)
Translation adjustment	472	1,531	2,003
Transfers	1	(99)	(98)
Balance at December 31, 2023	6,792	27,007	33,799
Current			7,200
Non-current			26,599
(1) The Statement of Cash Flows comprises US$ 54 (US$ 14 on December 31, 2023) relating to changes on liabilities held for sale.

Schedule of main information by class of underlying assets

Nominal Future Payments	2025	2026	2027	2028	2029	2030 onwards	Total	Recoverable taxes
Without readjustment
Vessels	4,534	2,563	1,506	675	351	1,457	11,086	243
Others	192	124	99	54	12	−	481	44
With readjustment - abroad (1)
Vessels	333	312	282	64	42	24	1,057	−
Platforms	2,623	2,450	2,443	2,401	2,382	26,392	38,691	−
With readjustment - Brazil
Vessels	760	418	215	91	2	2	1,488	138
Properties	185	125	139	118	83	990	1,640	22
Others	210	148	133	73	32	78	674	62
Nominal amounts on December 31, 2024	8,837	6,140	4,817	3,476	2,904	28,943	55,117	509
Nominal amounts on December 31, 2023	7,442	6,137	4,547	3,367	2,708	25,939	50,140	690
(1) Contracts signed in the U.S. dollars.

Schedule of maturity of the lease arrangements

Present Value of Future Payments (1)	Discount rate (%)	Average Period (years)	Recoverable taxes	12.31.2024	12.31.2023
Without readjustment
Vessels	5.2316	4.5	243	9,875	8,311
Others	5.2350	3.3	44	440	264
With readjustment - abroad
Platforms	6.3660	18	−	23,292	20,336
Vessels	5.7706	3.3	−	964	1,127
With readjustment - Brazil
Vessels	11.0131	2.4	138	1,313	1,506
Properties	8.6458	22.8	22	734	1,230
Others	11.5059	4.5	62	531	1,025
Total (2)	6.0085	14.4	509	37,149	33,799
(1) Incremental nominal rate on company debt calculated from the yield curve of bonds and credit risk of the Company, as well as terms.
(2) Total amount, except for the average period column.

Schedule of variable payments and amounts less than 1 year recognized as an expense

	12.31.2024	12.31.2023
Variable payments	1,035	1,067
Up to 1 year maturity	96	109
Variable payments x fixed payments	13%	17%